Stock-Based Compensation (Tables)	3 Months Ended
Nov. 30, 2013
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Employee Stock Options Estimated Using Weighted Average Assumptions

The fair value of employee stock options was estimated using the following weighted-average assumptions:

	Year ended August 31,			Three Months Ended November 30,
	2011	2012	2013	2013
				(Unaudited)
Expected term (in years)	6.08-6.46	5.50-6.46	5.50-6.08	5.75-6.08
Expected volatility	70%-78%	78%-81%	87%-88%	86.3%-87.6%
Risk free interest rate	1.48%-2.44%	0.88%-1.35%	0.82%-1.96%	1.62%-1.96%
Expected dividend yield	0%	0%	0%	0%

Summary of Stock-Based Compensation Costs Included in Operating Expenses and Total Intrinsic Value of Options Exercised

Stock Option Activity

	Year ended August 31,			Three months ended November 30,
	2011	2012	2013	2012	2013
				(Unaudited)
Stock-based compensation costs for employee stock options	$1,478	$2,464	$3,624	$945	$913
Fair value changes of collaboration warrants	1,232	(555)	(314)	(178)	9
Total stock-based compensation costs included in operating expenses	$2,710	$1,909	$3,310	$767	$922
Intrinsic value of stock options exercised	$632	$3,573	$79	$79	$-

Summary of Stock Option Transactions under Option Plans

The following summarizes the stock option transactions under the Equity Plans during the periods presented:

		Weighted
		Average
	Shares	Exercise Price
Options outstanding at August 31, 2011	2,597,285	$6.06
Options granted	623,645	12.77
Options exercised	(298,282)	2.11
Options forfeited	(144,140)	7.34
Options outstanding at August 31, 2012	2,778,508	7.92
Options granted	315,064	3.63
Options exercised	(23,832)	2.36
Options forfeited	(278,184)	7.87
Options outstanding at August 31, 2013	2,791,556	$7.49
Options granted (unaudited)	675,540	1.31
Options forfeited (unaudited)	(88,278)	10.25
Options outstanding at November 30, 2013 (unaudited)	3,378,818	$6.18

Summary of Information about Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable at August 31, 2013:

		Average			Average
		Remaining	Weighted-	Number	Remaining	Weighted-
Range of	Number	Contractual	Average	Vested and	Contractual	Average
Exercise Price	Outstanding	Life	Exercise Price	Exercisable	Life	Exercise Price

$1.95	415,331	2.26	$1.95	415,331	2.26	$1.95
$3.90 - $4.05	301,492	2.50	3.91	301,492	2.50	3.91
$6.75	808,211	5.29	6.75	761,705	5.20	6.75
$7.32	192,940	7.29	7.32	127,585	7.29	7.32
$16.77	160,536	7.78	16.77	72,990	7.76	16.77
$17.16	79,028	7.88	17.16	33,951	7.88	17.16
$12.71	36,442	8.29	12.71	12,454	8.22	12.71
$12.10	46,664	8.49	12.10	46,664	8.49	12.10
$13.00	444,817	8.49	13.00	-	-	-
$8.97	750	8.80	8.97	225	8.80	8.97
$6.66	11,666	8.98	6.66	-	-	-
$3.60 - $7.70	25,350	9.03	5.70	12,300	8.86	7.70
$3.94	24,000	9.25	3.94	-	-	-
$3.32	64,163	9.42	3.32	-	-	-
$3.49	1,500	9.44	3.49	-	-	-
$1.40 - $3.30	178,666	9.81	3.18	-	-	-
	2,791,556			1,784,697

No tax benefits were recorded on compensation costs recognized during the year ended August 31, 2013. The tax benefit realized from options exercised during the year ended August 31, 2012 was $32. No tax benefits were recorded on compensation costs recognized for the year ended August 31, 2011. As of August 31, 2013 and 2012, there were $5,389 and $8,189 of total unrecognized compensation cost related to stock options respectively. That cost is expected to be recognized over a weighted average 3.06 years. The Company's policy is to issue new shares for options exercised.

The following table summarizes information about stock options outstanding and exercisable at November 30, 2013 (unaudited):

		Average			Average
		Remaining	Weighted-	Number	Remaining	Weighted
Range of	Number	Contractual	Average	Vested and	Contractual	Average
Exercise Price	Outstanding	Life	Exercise Price	Exercisable	Life	Exercise Price

$1.95	414,665	2.02	$1.95	414,665	2.02	$1.95
$3.90 - $4.05	301,491	2.25	3.91	301,491	2.25	3.91
$6.75	801,434	5.04	6.75	769,613	4.98	6.75
$7.32	185,731	7.04	7.32	134,387	7.04	7.32
$16.77	158,412	7.53	16.77	79,799	7.52	16.77
$17.16	67,138	7.63	17.16	32,326	7.63	17.16
$12.71	30,078	8.13	12.71	11,228	8.08	12.71
$12.10	46,664	8.24	12.10	46,664	8.24	12.10
$13.00	419,153	8.24	13.00	-	-	-
$8.97	250	8.55	8.97	90	8.55	8.97
$6.66	11,666	8.73	6.66	-	-	-
$3.60 - $7.70	24,100	8.79	5.60	7,300	8.76	5.87
$3.94	24,000	9.00	3.94	531	8.94	3.94
$3.32	58,330	9.17	3.32	-	-	-
$3.49	1,500	9.19	3.49	-	-	-
$1.40 - $3.30	158,666	9.56	3.16	-	-	-
$1.24 - $1.52	675,540	9.85	1.31	-	-	-
	3,378,818			1,798,094

No tax benefits have been recorded on compensation costs recognized for options exercised. As of November 30, 2013, there was $5,020 of total unrecognized compensation cost related to stock options. That cost is expected to be recognized over a weighted average of 2.76 years. The Company's policy is to issue new shares for options exercised.

Summary of Restricted Stock Transactions under Option Plans

The following summarizes the restricted stock transactions under the Equity Plans for the periods presented:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Restricted stock outstanding and unvested at August 31, 2011	833	$6.51
Restricted stock granted	45,100	12.16
Restricted stock vested	(833)	6.51
Restricted stock forfeited	(4,500)	12.71
Restricted stock outstanding and unvested at August 31, 2012	40,600	12.10
Restricted stock granted	288,375	5.24
Restricted stock vested	(19,100)	11.42
Restricted stock forfeited	(19,175)	8.81
Restricted stock outstanding and unvested at August 31, 2013	290,700	$5.55
Restricted stock granted (unaudited)	328,260	1.31
Restricted stock vested (unaudited)	(76,396)	5.64
Restricted stock forfeited (unaudited)	(23,167)	4.82
Restricted stock outstanding and unvested at November, 2013 (unaudited)	519,397	$3.11